Statements Of Financial Condition (USD $)	Dec. 31, 2014	Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member]
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 118,612,452	$ 134,225,312
Due from the Master Fund	838,054	7,461,925
Cash	746,100	45,325
Total assets	120,196,606	141,732,562
LIABILITIES:
Capital contributions received in advance	743,209	43,000
Capital withdrawals payable	838,054	7,461,925
Due to the Master Fund	2,863	2,325
Total liabilities	1,584,126	7,507,250
PARTNERS' CAPITAL:
General Partner	3,073,797	2,572,915
Total limited partners	115,538,683	131,652,397
Total partners' capital	118,612,480	134,225,312
TOTAL	120,196,606	141,732,562
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	105,099,830	116,781,042
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	975.44	849.81
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	7,468,031	10,758,367
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	1,065.18	911.91
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	2,970,822	4,112,988
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	1,079.79	922.11
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $19,091,112 and $52,439,595)	19,093,847	52,444,713
Net unrealized appreciation on open futures and forward currency contracts	2,196,537	5,422,647
Due from brokers	4,026,058	1,015,003
Cash denominated in foreign currencies (cost $1,775,062 and $7,036,099)	1,616,642	7,037,511
Total equity in trading accounts	26,933,084	65,919,874
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $119,856,983 and $165,525,889)	119,858,882	165,550,471
Cash	18,207,276	6,375,769
ACCRUED INTEREST RECEIVABLE	121,954	517,220
DUE FROM MILLBURN MULTI-MARKETS LTD.	1,846	1,730
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.	2,863	2,325
TOTAL	165,125,905	238,367,389
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	560,581	100,584
Cash denominated in foreign currencies (cost $81,699 and $0)	86,428
Capital withdrawals payable	1,739,879	8,971,204
Management fee payable	214,360	297,685
Selling commissions payable	179,026	208,312
Accrued expenses	220,060	257,634
Due to brokers		3,412,494
Commissions and other trading fees on open futures contracts	14,490	43,361
Total liabilities	3,014,824	13,291,274
PARTNERS' CAPITAL:
Total partners' capital	162,111,081	225,076,115
TOTAL	$ 165,125,905	$ 238,367,389